Taxation - Schedule of Statutory Income Tax Rate (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Statutory Income Tax Rate [Abstract]
Loss before income tax expense	$ (2,260,301)	$ (1,688,153)
Applicable statutory income tax rate in Japan	34.59%	34.59%
Income tax benefit computed at statutory rate	$ (781,838)	$ (583,932)
Changes in valuation allowances	781,838	583,932
Total income tax expense
Effective tax rate	0.00%	0.00%